Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Significant Accounting Policies [Abstract]
Schedule of property and equipment are stated at cost less accumulated and impairment
Property and equipment are stated at cost less accumulated depreciation and impairment, if any. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, which range as follows:

Servers and computers	3 years
Furniture, fixtures, office and other equipment	3-10 years
Leasehold improvements	The shorter of the useful life or term of the lease

Schedule of disaggregation of revenue
For the years ended December 31, 2018, 2019 and 2020, substantially all of the Group’s net revenues were generated in the PRC. The following table provides information about disaggregated revenue by types:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Learning services	398,186	699,826	2,154,669

Online courses services	329,424	607,568	2,009,719
Fee-based premium services	68,762	92,258	144,950
Learning products	30,530	152,044	539,962
Online marketing services	302,882	453,013	472,884

Total net revenues	731,598	1,304,883	3,167,515